SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Freehold land in United States of America	Indefinite
Building	20-40 years

Schedule of estimated economic life of the intangible assets

Purchased software	5 years

Schedule of disaggregation of revenue by revenue stream and by timing of revenue recognition from continuing operations

	For the Years Ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000
CDN Services	927,903	669,938	709,498	103,192
IDC Services	85,314	149,316	185,973	27,049
IX Services	41,018	33,314	27,120	3,944
Total	1,054,235	852,568	922,591	134,185

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Years as of December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Accounts receivables	161,043	210,476	30,612
Advance from customers	10,361	18,598	2,705